CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2023
Cash And Cash Equivalents And Restricted Cash
Schedule of cash and cash equivalents

	December 31,
	2023	2022
Cash for immediate withdrawal	$10,520	$7,307
Cash equivalents - bank deposits less than three months	—	40,274
	$10,520	$47,581

Schedule of restricted cash

	December 31,
	2023	2022
Restricted cash - bank deposits	$271	$271(*)
(*) Reclassified